Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)
July 31, 2025
The Equity Specialists

DAVIS GLOBAL FUND
Schedule of Investments
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (99.86%)
COMMUNICATION SERVICES – (12.12%)
Media & Entertainment – (12.12%)
Alphabet Inc., Class C	104,650	$20,182,799
ASAC II L.P. *(a)(b)(c)	35,352	35,497
Meta Platforms, Inc., Class A	63,740	49,299,066
NetEase, Inc., ADR (China)	146,360	19,070,708
Pinterest, Inc., Class A *	202,990	7,835,414
Sea Limited, Class A, ADR (Singapore) *	55,410	8,679,976
Total Communication Services		105,103,460
CONSUMER DISCRETIONARY – (26.44%)
Consumer Discretionary Distribution & Retail – (9.24%)
Amazon.com, Inc. *	73,180	17,132,170
Coupang, Inc., Class A (South Korea) *	89,060	2,621,036
Naspers Ltd. - N (South Africa)	38,051	11,792,431
Prosus N.V., Class N (Netherlands)	847,187	48,572,502
		80,118,139
Consumer Durables & Apparel – (0.06%)
Misto Holdings Corp. (South Korea)	19,259	499,251
Consumer Services – (17.14%)
Delivery Hero SE (Germany) *	360,070	10,802,868
Entain plc (United Kingdom)	1,724,464	23,275,161
Meituan, Class B (China) *	2,040,699	31,611,337
MGM Resorts International *	882,660	32,172,957
Restaurant Brands International Inc. (Canada)	133,500	9,059,310
Trip.com Group Ltd., ADR (China)	673,210	41,705,360
		148,626,993
Total Consumer Discretionary		229,244,383
CONSUMER STAPLES – (2.15%)
Food, Beverage & Tobacco – (2.15%)
Tyson Foods, Inc., Class A	356,080	18,622,984
Total Consumer Staples		18,622,984
ENERGY – (3.67%)
Coterra Energy Inc.	365,000	8,902,350
Tourmaline Oil Corp. (Canada)	538,320	22,910,458
Total Energy		31,812,808
FINANCIALS – (26.49%)
Banks – (4.97%)
Danske Bank A/S (Denmark)	888,029	35,367,741
Metro Bank Holdings PLC (United Kingdom) *	4,529,290	7,716,272
		43,084,013
Financial Services – (10.62%)
Capital Markets – (3.56%)
Julius Baer Group Ltd. (Switzerland)	453,864	30,855,488
Consumer Finance – (5.80%)
Capital One Financial Corp.	233,990	50,307,850
Financial Services – (1.26%)
Berkshire Hathaway Inc., Class B *	23,220	10,957,054
		92,120,392
Insurance – (10.90%)
Life & Health Insurance – (6.87%)
AIA Group Ltd. (Hong Kong)	1,573,780	14,715,344
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	6,520,840	44,815,200
		59,530,544
	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
Property & Casualty Insurance – (4.03%)
Markel Group Inc. *	17,410	$34,964,329
		94,494,873
Total Financials		229,699,278
HEALTH CARE – (10.58%)
Health Care Equipment & Services – (7.88%)
CVS Health Corp.	397,800	24,703,380
Humana Inc.	51,000	12,743,370
Solventum Corp. *	295,793	21,107,788
UnitedHealth Group Inc.	39,110	9,760,292
		68,314,830
Pharmaceuticals, Biotechnology & Life Sciences – (2.70%)
Viatris Inc.	2,674,840	23,378,102
Total Health Care		91,692,932
INDUSTRIALS – (8.60%)
Capital Goods – (0.86%)
ITOCHU Corp. (Japan)	141,260	7,431,138
Transportation – (7.74%)
DiDi Global Inc., Class A, ADS (China) *	6,396,968	32,176,749
Full Truck Alliance Co. Ltd., Class A, ADR (China)	3,025,860	34,948,683
		67,125,432
Total Industrials		74,556,570
INFORMATION TECHNOLOGY – (8.56%)
Semiconductors & Semiconductor Equipment – (1.38%)
Applied Materials, Inc.	66,230	11,925,374
Software & Services – (2.28%)
AppLovin Corp., Class A *	50,530	19,742,071
Technology Hardware & Equipment – (4.90%)
Samsung Electronics Co., Ltd. (South Korea)	825,940	42,523,879
Total Information Technology		74,191,324
MATERIALS – (1.25%)
Teck Resources Ltd., Class B (Canada)	334,490	10,857,545
Total Materials		10,857,545
TOTAL COMMON STOCK – (Identified cost $603,887,908)		865,781,284

	Principal	Value
SHORT-TERM INVESTMENTS – (0.45%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (d)	$1,165,000	$1,165,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (e)	2,741,000	2,741,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,906,000)		3,906,000
Total Investments – (100.31%) – (Identified cost $607,793,908)		869,687,284
Liabilities Less Other Assets – (0.31%)		(2,679,191)
Net Assets – (100.00%)		$867,008,093

ADR:	American Depositary Receipt

DAVIS GLOBAL FUND
Schedule of Investments - (Continued)
July 31, 2025 (Unaudited)
ADS:	American Depositary Share

*	Non-income producing security.
(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities amounted to $35,497 or 0.004% of the Fund's net assets as of July 31, 2025.

(b)	The value of this security was determined using significant unobservable inputs.
(c)	Limited partnership units.
(d)	Dated 07/31/25, repurchase value of $1,165,141 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 1.50%- 4.00%, 04/01/52-08/20/52, total fair value $1,188,300).
(e)
Dated 07/31/25, repurchase value of $2,741,333 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $2,795,820).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS INTERNATIONAL FUND
Schedule of Investments
July 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCK – (97.35%)
COMMUNICATION SERVICES – (4.84%)
Media & Entertainment – (4.84%)
NetEase, Inc., ADR (China)	27,940	$3,640,582
Sea Limited, Class A, ADR (Singapore) *	32,940	5,160,051
Total Communication Services		8,800,633
CONSUMER DISCRETIONARY – (33.03%)
Consumer Discretionary Distribution & Retail – (13.98%)
Coupang, Inc., Class A (South Korea) *	27,550	810,796
JD.com, Inc., Class A, ADR (China)	44,700	1,407,603
Naspers Ltd. - N (South Africa)	35,610	11,035,938
Prosus N.V., Class N (Netherlands)	212,560	12,186,886
		25,441,223
Consumer Durables & Apparel – (0.23%)
Misto Holdings Corp. (South Korea)	16,429	425,889
Consumer Services – (18.82%)
Delivery Hero SE (Germany) *	87,070	2,612,286
Entain plc (United Kingdom)	735,543	9,927,654
Meituan, Class B (China) *	645,041	9,991,973
Restaurant Brands International Inc. (Canada)	51,400	3,488,004
Trip.com Group Ltd., ADR (China)	132,750	8,223,862
		34,243,779
Total Consumer Discretionary		60,110,891
ENERGY – (3.18%)
Tourmaline Oil Corp. (Canada)	136,130	5,793,581
Total Energy		5,793,581
FINANCIALS – (29.83%)
Banks – (11.65%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	72,770	3,311,763
Danske Bank A/S (Denmark)	371,730	14,804,979
Metro Bank Holdings PLC (United Kingdom) *	1,809,132	3,082,106
		21,198,848
Financial Services – (6.64%)
Capital Markets – (6.64%)
Julius Baer Group Ltd. (Switzerland)	139,590	9,489,886
Noah Holdings Ltd., Class A, ADS (China)	213,880	2,598,642
		12,088,528
Insurance – (11.54%)
Life & Health Insurance – (11.54%)
AIA Group Ltd. (Hong Kong)	994,300	9,297,022
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,703,590	11,708,112
		21,005,134
Total Financials		54,292,510
INDUSTRIALS – (12.00%)
Capital Goods – (3.35%)
ITOCHU Corp. (Japan)	116,100	6,107,568
Transportation – (8.65%)
DiDi Global Inc., Class A, ADS (China) *	1,614,246	8,119,657
Full Truck Alliance Co. Ltd., Class A, ADR (China)	659,570	7,618,034
		15,737,691
Total Industrials		21,845,259
	Shares	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (7.73%)
Semiconductors & Semiconductor Equipment – (2.38%)
Tokyo Electron Ltd. (Japan)	23,910	$4,333,291
Technology Hardware & Equipment – (5.35%)
Samsung Electronics Co., Ltd. (South Korea)	189,100	9,735,896
Total Information Technology		14,069,187
MATERIALS – (3.54%)
Teck Resources Ltd., Class B (Canada)	120,430	3,909,158
Vale S.A., ADR (Brazil)	266,390	2,538,697
Total Materials		6,447,855
REAL ESTATE – (3.20%)
Real Estate Management & Development – (3.20%)
KE Holdings Inc., Class A, ADR (China)	316,320	5,826,614
Total Real Estate		5,826,614
TOTAL COMMON STOCK – (Identified cost $134,867,899)		177,186,530

	Principal	Value
SHORT-TERM INVESTMENTS – (1.84%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (a)	$1,002,000	$1,002,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.37%, 08/01/25 (b)	2,358,000	2,358,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $3,360,000)		3,360,000
Total Investments – (99.19%) – (Identified cost $138,227,899)		180,546,530
Other Assets Less Liabilities – (0.81%)		1,465,618
Net Assets – (100.00%)		$182,012,148

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 07/31/25, repurchase value of $1,002,122 collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 6.00%, 07/15/27-06/01/53, total fair value $1,022,040).
(b)
Dated 07/31/25, repurchase value of $2,358,286 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-7.50%, 09/15/25-07/20/55, total fair value $2,405,160).

Please refer to “Notes to Schedule of Investments” on page 4 for the Fund's policy regarding valuation of investments.
For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Financial Statements.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments
July 31, 2025 (Unaudited)
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds' investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following is a summary of the inputs used as of July 31, 2025 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Davis Global Fund	Davis International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$105,067,963	$8,800,633
Consumer Discretionary	229,244,383	60,110,891
Consumer Staples	18,622,984	–
Energy	31,812,808	5,793,581
Financials	229,699,278	54,292,510
Health Care	91,692,932	–
Industrials	74,556,570	21,845,259
Information Technology	74,191,324	14,069,187
Materials	10,857,545	6,447,855
Real Estate	–	5,826,614
Total Level 1	865,745,787	177,186,530
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	3,906,000	3,360,000
Total Level 2	3,906,000	3,360,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	35,497	–
Total Level 3	35,497	–
Total Investments	$869,687,284	$180,546,530
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the nine months ended July 31, 2025. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at July 31, 2025 was $1,994 for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at July 31, 2025
Davis Global Fund
Investments in Securities:
Common Stock	$33,503	$–	$–	$1,994	$–	$–	$–	$35,497
Total Level 3	$33,503	$–	$–	$1,994	$–	$–	$–	$35,497

DAVIS GLOBAL FUND
DAVIS INTERNATIONAL FUND
Notes to Schedule of Investments - (Continued)
July 31, 2025 (Unaudited)
Security Valuation - (Continued)
Fair Value Measurements - (Continued)
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at July 31, 2025	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$35,497	Income Approach / Discounted Cash Flow	Annualized Yield	4.987%	Decrease
Total Level 3	$35,497
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Federal Income Taxes
At July 31, 2025, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global Fund	Davis International Fund
Cost	$619,687,336	$143,625,291

Unrealized appreciation	277,370,741	46,357,902
Unrealized depreciation	(27,370,793)	(9,436,663)
Net unrealized appreciation	$249,999,948	$36,921,239